INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the US federal statutory income rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	8.2%	5.1%
Permanent differences	12.6%	(5.8)%
Federal and state research and development tax credits	3.0%	1.8%
Other	(1.0)%	0.4%
Provision to return adjustment	(3.2)%	(0.3)%
Change in deferred tax asset valuation allowance	(40.6)%	(22.2)%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$55,930	$34,040
Deferred revenues	377	10
Research and development credit carryforwards	7,258	4,988
Accrued expenses and other	2,796	1,145
Stock-based compensation	576	167
Depreciation	(227)	(100)
Amortization	(277)	—
Other	240	—
Total deferred tax assets	66,673	40,250
Less: valuation allowance	(66,673)	(40,250)
Net deferred tax assets	$—	$—